PREFERRED SHARES - Schedule of Preferred Shares (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions				1 Months Ended			12 Months Ended
	Dec. 31, 2024	Oct. 31, 2024	Apr. 30, 2024	Dec. 30, 2024	Oct. 30, 2024	Apr. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred shares	$ 2,499						$ 2,499	$ 2,499	$ 2,499
Series 1
Class of Stock [Line Items]
Number of shares outstanding (in shares)	18,424						18,424
Current yield (as a percent)	4.94%			3.48%			4.94%
Annual dividend ( in Canadian dollars per share)							$ 1.23475
Redemption price per share (in Canadian dollars per share)	$ 25.00						$ 25.00
Preferred shares	$ 456						$ 456	360	360
Series 1 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)	1.92%						1.92%
Series 2
Class of Stock [Line Items]
Number of shares outstanding (in shares)	3,576						3,576
Current yield (as a percent)							5.40%
Redemption price per share (in Canadian dollars per share)	$ 25.00						$ 25.00
Preferred shares	$ 83						$ 83	179	179
Series 2 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)	1.92%						1.92%
Series 3
Class of Stock [Line Items]
Number of shares outstanding (in shares)	9,997						9,997
Current yield (as a percent)							1.69%
Annual dividend ( in Canadian dollars per share)							$ 0.4235
Redemption price per share (in Canadian dollars per share)	$ 25.00						$ 25.00
Preferred shares	$ 246						$ 246	246	246
Series 3 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)	1.28%						1.28%
Series 4
Class of Stock [Line Items]
Number of shares outstanding (in shares)	4,003						4,003
Current yield (as a percent)							4.76%
Redemption price per share (in Canadian dollars per share)	$ 25.00						$ 25.00
Preferred shares	$ 97						$ 97	97	97
Series 4 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)	1.28%						1.28%
Series 5
Class of Stock [Line Items]
Number of shares outstanding (in shares)	12,071						12,071
Current yield (as a percent)							1.95%
Annual dividend ( in Canadian dollars per share)							$ 0.48725
Redemption price per share (in Canadian dollars per share)	$ 25.00						$ 25.00
Preferred shares	$ 294						$ 294	294	294
Series 5 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)	1.54%						1.54%
Series 6
Class of Stock [Line Items]
Number of shares outstanding (in shares)	1,929						1,929
Current yield (as a percent)							5.52%
Redemption price per share (in Canadian dollars per share)	$ 25.00						$ 25.00
Preferred shares	$ 48						$ 48	48	48
Series 6 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)	1.54%						1.54%
Series 7
Class of Stock [Line Items]
Number of shares outstanding (in shares)	24,000						24,000
Current yield (as a percent)			5.99%			3.90%	5.99%
Annual dividend ( in Canadian dollars per share)							$ 1.49625
Redemption price per share (in Canadian dollars per share)	$ 25.00						$ 25.00
Preferred shares	$ 589						$ 589	589	589
Series 7 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)	2.38%						2.38%
Series 9
Class of Stock [Line Items]
Number of shares outstanding (in shares)	16,703						16,703
Current yield (as a percent)		5.08%			3.76%		5.08%
Annual dividend ( in Canadian dollars per share)							$ 1.27
Redemption price per share (in Canadian dollars per share)	$ 25.00						$ 25.00
Preferred shares	$ 410						$ 410	442	442
Series 9 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)	2.35%						2.35%
Series 10
Class of Stock [Line Items]
Number of shares outstanding (in shares)	1,297						1,297
Current yield (as a percent)							6.33%
Redemption price per share (in Canadian dollars per share)	$ 25.00						$ 25.00
Preferred shares	$ 32						$ 32	0	0
Series 10 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)	2.35%						2.35%
Series 11
Class of Stock [Line Items]
Number of shares outstanding (in shares)	10,000						10,000
Current yield (as a percent)							3.35%
Annual dividend ( in Canadian dollars per share)							$ 0.83775
Redemption price per share (in Canadian dollars per share)	$ 25.00						$ 25.00
Preferred shares	$ 244						$ 244	$ 244	$ 244
Series 11 | Government of Canada, Five-Year Bond Yield
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)	2.96%						2.96%
Even numbered series of preferred shares
Class of Stock [Line Items]
Period of Government of Canada bond or treasury bill considered for calculation of dividend yield per annum							90 days
Series 8 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)	2.38%						2.38%
Series 12 | Government of Canada, Treasury Bill Rate
Class of Stock [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum (as a percent)	2.96%						2.96%
Odd numbered series of preferred shares
Class of Stock [Line Items]
Period of time preferred stock or bond is considered for dividend yield calculation							5 years